Net Income per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income per Share
Net Income per Share

The following is a reconciliation of the calculation of basic and diluted net income per share for the past two years:

	For the years ended December 31,
(In thousands, except per share amounts)	2017	2016
Net income	$12,893	$13,209
Weighted average common shares outstanding - Basic	10,558	9,416
Plus: Potential dilutive common stock equivalents	191	156
Weighted average common shares outstanding - Diluted	10,749	9,572
Net income per common share - Basic	$1.22	$1.40
Net income per common share - Diluted	1.20	1.38
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive	$71	$73